UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
Unaudited Quarterly Financial Statements
The unaudited quarterly financial information for each of the quarters in the year ended December 31, 2016 is presented below (dollars in thousands, except per share data):

	March 31, 2016	June 30, 2016	September 30, 2016	December 31, 2016
Total revenues	$81,208	$77,934	$85,297	$100,600
Net income (loss)	$7,100	$4,677	$22,942	$(63,831)
Earnings (loss) per share — Basic	$0.21	$0.14	$0.70	$(1.98)
Earnings (loss) per share — Diluted	$0.21	$0.14	$0.70	$(1.98)

The unaudited quarterly financial information for each of the quarters in the year ended December 31, 2015 is presented below (dollars in thousands, except per share data):

	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015
Total revenues	$123,286	$102,822	$112,655	$123,634
Net income (loss)	$19,865	$(43,695)	$27,483	$19,145
Earnings (loss) per share — Basic	$0.47	$(1.06)	$0.66	$0.47
Earnings (loss) per share — Diluted	$0.47	$(1.06)	$0.66	$0.47